Weighted-Average Actual Target Allocation of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	$ 282,113	$ 241,960	$ 198,208
Pension Benefits, U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	55.00%
Actual Asset Allocation	193,800	146,200
Pension Benefits, U.S. Plans | Fixed maturity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	25.00%
Actual Asset Allocation	81,500	74,100
Pension Benefits, U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	5,900	3,900
Pension Benefits, U.S. Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Actual Asset Allocation	900	17,800
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Actual Asset Allocation	177,079	155,056	137,318
Pension Benefits, Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	42.00%
Actual Asset Allocation	84,000	81,800
Pension Benefits, Non-U.S. Plans | Fixed maturity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	51.00%
Actual Asset Allocation	63,900	46,700
Pension Benefits, Non-U.S. Plans | Cash
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	1.00%
Actual Asset Allocation	500	200
Pension Benefits, Non-U.S. Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	6.00%
Actual Asset Allocation	$ 28,700	$ 26,300